UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.2%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.7%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	13,191,150
Alaska--1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,630,298
Alaska International Airports
System, Revenue (Insured;
AMBAC) (Prerefunded)	5.75	10/1/12	4,500,000 a	5,002,875
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,377,522
Arizona--3.2%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,750,775
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.88	3/1/33	27,570,000	27,498,594
Arizona Health Facilities
Authority, Revenue (Banner
Health)	6.00	1/1/30	11,000,000	11,282,480
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave

Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,127,970
California--18.0%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	10,000,000	10,930,500
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000	12,293,270
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,795,540
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	19,538,848
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	16,994,250
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	15,350,020
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	5,278,818
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	6,933,040
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.13	5/1/12	20,500,000 a	22,482,760
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/16	6,330,000	6,765,441
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	17,350,000	18,919,654
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	60,000 a	64,517
California Educational Facilities
Authority, Revenue (University

of Southern California)	4.50	10/1/33	10,000,000	9,978,000
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	12,000,000	12,926,400
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	5,000,000	4,866,750
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000	8,132,796
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	60,655,000 b	7,759,594
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	12,369,289
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000	5,551,450
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000 c	12,712,950
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.50	6/1/13	28,495,000 a	32,055,165
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	29,435,000	26,632,788
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	9,790,000	7,793,134
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	5.13	6/1/47	2,750,000	1,813,652
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,415,000	1,770,847
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000	11,128,509
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,669,325
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000	7,631,120
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	10,000,000	10,697,400
San Mateo County Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/25	10,000,000 b	4,345,200
Colorado--1.0%
Aurora,
HR (The Children's Hospital
Association Project)	5.00	12/1/40	5,000,000	5,003,900
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.25	1/1/25	4,000,000	4,199,640
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000	7,829,865
Delaware--.4%
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000	6,940,631
District of Columbia--.4%
District of Columbia Tobacco
Settlement Financing

Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000 b	6,609,157
Florida--5.4%
Florida Department of
Environmental Protection,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/13	10,270,000	10,423,845
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	4,230,000	4,252,250
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.50	6/1/16	7,000,000	7,405,930
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,735,000	5,816,380
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000 a	313,188
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000	5,133,350
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	10,000,000	10,350,600
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000	5,246,950
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,429,375
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Prerefunded)	6.00	12/1/12	2,090,000 a	2,347,551
Orlando Utilities Commission,

Water and Electric Revenue	6.75	10/1/17	15,875,000	18,906,807
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,342,332
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	6,093,400
Georgia--4.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000	11,036,400
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000	5,770,710
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.
Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	3,810,000	3,684,651
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	2,050,000	1,948,894
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000	10,362,375
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	10,000,000	10,082,700
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	11,630,000 a	11,997,392
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000 a	6,059,973

Private Colleges and Universities
Authority, Revenue (Mercer
University Project)
(Prerefunded)	5.75	10/1/11	6,000,000 a	6,535,140
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000	3,504,060
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.38	11/1/40	2,250,000	2,252,565
Hawaii--1.5%
Hawaii,
Airports System Revenue	5.25	7/1/27	15,980,000	16,996,168
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.50	7/1/40	10,000,000 d	9,941,200
Idaho--.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	7,650,000	7,659,715
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000	7,677,994
Illinois--4.1%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	16,083,750
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	1/1/23	21,370,000	22,575,268
Illinois,
GO	5.00	1/1/25	5,000,000	5,248,450
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,654,175
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000 a	26,114,747

Iowa--.2%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	5,000,000	4,212,000
Kansas--1.1%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,114,100
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,388,268
Kentucky--.8%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,531,340
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	6,500,000 d	6,529,380
Louisiana--.8%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,069,340
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	6,911,320
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car
Project)	6.25	1/1/30	5,000,000	5,246,750
Maryland--.7%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000	10,009,800
Maryland Economic Development
Corporation, EDR

(Transportation Facilities
Project)	5.75	6/1/35	2,500,000	2,561,125
Massachusetts--2.5%
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/24	12,000,000	13,412,880
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	11,635,030
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,095,190
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	6,199,000
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,536,300
Michigan--1.1%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,380,560
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,049,200
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	5,605,000	5,105,314
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	3,715,000	3,890,980
Missouri--.6%
Missouri Highways and
Transportation Commission,

Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,322,400
Nebraska--2.3%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	41,789,801
Nevada--1.1%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	5,203,600
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,832,930
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	12,000,000	12,099,600
New Hampshire--.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	15,500,000	15,667,400
New Jersey--7.4%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,583,131
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	11,120,000	11,073,407
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; National
Public Finance Guarantee Corp.)	6.40	5/1/32	39,140,000	39,176,400
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal

Corp.)	6.13	6/1/30	10,000,000	10,755,400
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	9,005,500
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,621,793
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000	15,428,500
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	5,235,000	4,910,535
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	3,000,000 a	3,505,260
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	12,065,000 a	14,182,166
New Mexico--.5%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/20	8,000,000	8,960,880
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue
(Collateralized: FNMA and GNMA)	6.80	1/1/26	645,000	676,940
New York--10.4%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000 e,f	27,674,750
Long Island Power Authority,

Electric System General Revenue	6.00	5/1/33	9,000,000	10,259,820
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/12	10,000,000	11,167,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000	29,760,464
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	20,080,817
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	8,521,012
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	9,845,300
New York City,
GO	5.75	3/1/18	7,800,000	8,631,012
New York City,
GO	5.25	8/15/24	18,500,000	20,170,550
New York City,
GO (Prerefunded)	5.75	3/1/13	5,505,000 a	6,235,844
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	8,450,000	8,762,988
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	1,010,000	1,016,413
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	11,349,745
New York State Dormitory

Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	5,018,050
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	6,349,915
North Carolina--.8%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	12,000,000	12,615,240
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	975,000	990,220
Oregon--.3%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	5,000,000	5,419,350
Pennsylvania--.8%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	14,250,000	14,777,820
South Carolina--1.1%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,924,450
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	4,000,000 a	4,546,840
Tennessee--.9%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	10,157,256
Johnson City Health and
Educational Facilities Board,

HR (Mountain States Health
Alliance)	6.00	7/1/38	5,500,000	5,582,775
Texas--11.1%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/27	10,000,000	10,871,700
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	7,000,000 f	4,352,740
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	3,205,749
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/14	15,070,000	15,896,439
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/15	10,000,000	10,480,000
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,866,877
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)	5.25	10/1/29	4,000,000	4,204,680
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	7,000,000	7,935,340
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,551,727
Houston Area Water Corporation,

City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC) (Prerefunded)	5.25	3/1/12	2,470,000 a	2,659,795
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	10,863,200
Lower Colorado River Authority,
Transmission Contract and
Improvement Revenue (Lower
Colorado River Authority
Transmission Services
Corporation Project)	5.00	5/15/30	10,000,000	10,504,300
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000	16,153,800
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	10,474,900
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/38	4,900,000	5,192,334
San Antonio,
Water System Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	5/15/20	2,400,000	2,598,864
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	10,936,145
Texas Transportation Commission,
GO Mobility Fund Bonds	5.00	4/1/37	8,845,000	9,274,955
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/26	20,000,000	21,753,200
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,220,560

Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,527,775
Virginia--2.4%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,749,450
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	5.50	6/1/15	10,000,000 a	11,189,100
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000	6,112,528
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	8,477,535
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,750,000	14,910,088
Washington--5.1%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000	11,565,793
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000	10,964,595
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	7,000,000	7,551,390
King County,
Sewer Revenue	5.25	1/1/42	15,000,000	16,075,200
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal

Corp.)	5.50	3/1/13	11,585,000	11,993,603
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	3/1/16	15,400,000	15,916,824
Washington,
GO (Various Purpose)	5.00	2/1/28	15,000,000	16,438,800
West Virginia--.9%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	9,500,000	9,336,885
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000 a	3,327,298
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,809,833
Wisconsin--2.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	25,000,000 a	28,045,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	9,662,955
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000	5,072,000
U.S. Related--3.0%
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	10,000,000	10,610,400
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000	10,275,300
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000	5,062,300

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000 b	4,058,964
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,192,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000	5,629,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000	12,477,960
Total Long-Term Municipal Investments
(cost $1,721,135,134)				1,788,437,201
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.0%	Rate (%)	Date	Amount ($)	Value ($)
California;
California Infrastructure and
Economic Development Bank,
Revenue (Asian Art Museum
Foundation of San Francisco)
(Insured; National Public
Finance Guarantee Corp. and
Liquidity Facility; JPMorgan
Chase Bank)
(cost $700,000)	0.25	6/1/10	700,000 [g]	700,000
Total Investments (cost $1,721,835,134)			100.2%	1,789,137,201
Liabilities, Less Cash and Receivables			(.2%)	(3,705,024)
Net Assets			100.0%	1,785,432,177

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Purchased on a delayed delivery basis.
e	Collateral for floating rate borrowings.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $32,027,490 or 1.8% of net assets.
g	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,721,835,134. Net unrealized appreciation on investments was $67,302,067 of which $103,911,486 related to appreciated investment securities and $36,609,419 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue

PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,789,137,201	-	1,789,137,201

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds.

One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)